Statements of Consolidated Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividends paid per common share (in dollars per share)	$ 2.20	$ 2.00	$ 1.56